EATON VANCE SPECIAL INVESTMENT TRUST The Eaton Vance Building 255 State Street Boston, MA 02109 Telephone: (617) 482-8260 Telecopy: (617) 338-8054

CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Special Investment Trust (the "Registrant") (1933 Act File No. 02-27962) certifies (a) that the forms of prospectuses and statements of additional information dated May 1, 2007 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 85 ("Amendment No. 85") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 85 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-07-000430) on April 26, 2007:

Eaton Vance Balanced Fund
Eaton Vance Large-Cap Growth Fund
Eaton Vance Large-Cap Value Fund
Eaton Vance Small-Cap Growth Fund
Eaton Vance Small-Cap Value Fund
Eaton Vance Special Equities Fund
Eaton Vance Utilities Fund
Eaton Vance Capital & Income Strategies Fund
Eaton Vance Equity Asset Allocation Fund
Eaton Vance Emerging Markets Fund
Eaton Vance Greater India Fund
Eaton Vance Institutional Short Term Income Fund
Eaton Vance Institutional Short Term Treasury Fund
Eaton Vance Investment Grade Income Fund
Eaton Vance Real Estate Fund

EATON VANCE SPECIAL INVESTMENT TRUST

By: /s/ Alan R. Dynner
Alan R. Dynner, Secretary

Date: May 2, 2007